Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning balance (January 1)	$ 19.9	$ 20.5
Increases related to prior year tax positions	1.9	2.8
Decreases related to prior year tax positions	(0.5)	(0.3)
Increases related to current year tax positions	2.6	3.3
Decreases related to settlements	(1.0)	(3.9)
Expiration of the statute of limitations for the assessment of taxes	(3.3)	(2.0)
Currency translation adjustment	(0.1)	(0.5)
Ending balance (December 31)	$ 19.5	$ 19.9